Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Measurements
Fair Value Measurements

14. Fair Value Measurements

The following table sets forth by level within the ASC 820, Fair Value Measurement, fair value hierarchy of the Company’s liabilities that are measured at fair value on a recurring basis as of June 30, 2024:

	June 30, 2024
	Level 1	Level 2	Level 3	Total
Liabilities
Earnout liability	$-	$-	$11,741,351	$11,741,351
Senior Secured Convertible Promissory Notes	-	-	2,675,919	2,675,919
Warrant liability (Public Warrants)	5,828,609	-	-	5,828,609
Warrant liability (Private Warrants)	-	144,120	-	144,120
Total liabilities measured at fair value	$5,828,609	$144,120	$14,417,270	$20,389,999

The following table sets forth by level within the ASC 820, Fair Value Measurement, fair value hierarchy of the Company’s liabilities that are measured at fair value on a recurring basis as of December 31, 2023:

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities
Earnout liability	$-	$-	$5,133,428	$5,133,428
Senior Secured Convertible Promissory Notes	-	-	2,825,366	2,825,366
Warrant liability (Public Warrants)	646,428	-	-	646,428
Warrant liability (Private Warrants)	-	21,557	-	21,557
Total liabilities measured at fair value	$646,428	$21,557	$7,958,794	$8,626,779

The estimated fair value of the earnout liability was determined using a Monte Carlo Model. The assumptions utilized in the calculation are based on the achievement of certain stock price milestones including projected stock price, volatility, probability of meeting the federal law enforcement agency growth and risk-free rate. The following assumptions were used in the simulation at each valuation date:

	June 30, 2024	December 31, 2023
Stock price	$3.59	$1.70
Risk-free interest rate	4.33%	3.84%
Expected term (in years)	4.5	5
Expected volatility	62.9%	75.9%
Dividend yield	0%	0%

The assumptions also included the probability of meeting the federal law enforcement agency growth milestone at 100%.

The initial estimated fair value of the private warrants was measured using a Monte Carlo simulation. The estimated fair value of the public warrants is based on the listed price in an active market for such warrants and the fair value of the private placement warrants continues to be measured based on the public warrants listed price.

The estimated fair value of the senior secured convertible promissory notes was measured using a Monte Carlo simulation pricing model that factors in potential outcomes being consummated, such as the convertible notes being repaid in cash and the convertible notes being converted to common stock. All of these scenarios take into consideration the terms and conditions of the underlying convertible notes plus potential changes in the underlying value of the common stock. The following assumptions were used in the simulation:

	June 30, 2024	December 31, 2023
Stock price	$3.59	1.70
Effective discount rate	14.83%	12.95%
Expected term (in years)	0.98	0.48 to 0.75
Expected volatility	56.9%	62.5%
Dividend yield	0%	0%

There were no transfers of financial instruments between valuation levels during the three and six months ended June 30, 2024 and the year ended December 31, 2023.

16. Fair Value Measurements

The following table sets forth by level within the ASC 820, Fair Value Measurement, fair value hierarchy of the Company’s liabilities that are measured at fair value on a recurring basis:

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities
Earnout liability	$-	$-	$5,133,428	$5,133,428
Senior Secured Convertible Promissory Notes	-	-	2,825,366	2,825,366
Warrant liability (Public Warrants)	646,428	-	-	646,428
Warrant liability (Private Warrants)	-	21,557	-	21,557
Total liabilities measured at fair value	$646,428	$21,557	$7,958,794	$8,626,779

The estimated fair value of the earnout liability was determined using a Monte Carlo Model. The assumptions utilized in the calculation are based on the achievement of certain stock price milestones including projected stock price, volatility, probability of meeting the federal law enforcement agency growth and risk-free rate. The following assumptions were used in the simulation at each valuation date:

	December 21, 2023	December 31, 2023
Stock price	$6.49	$1.70
Risk-free interest rate	3.87%	3.84%
Expected term (in years)	5	5
Expected volatility	76.40%	75.90%
Dividend yield	0%	0%

The assumptions also included the probability of meeting the federal law enforcement agency growth milestone at 100%.

The initial estimated fair value of the Private Warrants was measured using a Monte Carlo simulation. The estimated fair value of the Public Warrants is based on the listed price in an active market for such warrants while the fair value of the Private Placement Warrants continues to be measured using a Monte Carlo simulation with the key inputs being directly or indirectly observable from the Public Warrants listed price. The estimated fair value of the Private Warrants was determined using the following assumptions at each valuation date:

	December 21, 2023	December 31, 2023
Stock price	$6.49	$1.70
Risk-free interest rate	3.87%	3.84%
Expected term (in years)	5.01	4.98
Expected volatility	13.90%	41.50%
Dividend yield	0%	0%

The estimated fair value of the Senior Secured Convertible Promissory Notes was measured using a Monte Carlo simulation pricing model that factors in potential outcomes being consummated, such as the convertible notes being repaid in cash and the convertible notes being converted to common stock. All of these scenarios take into consideration the terms and conditions of the underlying convertible notes plus potential changes in the underlying value of the common stock. The following assumptions were used in the simulation:

December 31, 2023
Stock price	$1.70
Effective discount rate	12.95%
Expected term (in years)	0.48 to 0.75
Expected volatility	62.50%
Dividend yield	0%

There were no transfers of financial instruments between valuation levels during the years ended December 31, 2023 and 2022.